Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated other comprehensive income
Beginning balance	$ 18,531
Ending balance	18,697	$ 18,531
Net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	713	1,470
Other comprehensive income (loss), before tax	(336)	(757)
Accumulated other comprehensive income (loss), before tax, ending balance	377	713
Hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(359)	(544)
Other comprehensive income (loss), before tax	60	185
Accumulated other comprehensive income (loss), before tax, ending balance	(299)	(359)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	(3)	10
Beginning balance	351	936
Other comprehensive income (loss), tax recovery (expense)	(3)	(13)
Other comprehensive income (loss)	(279)	(585)
Income tax recovery (expense), ending balance	(6)	(3)
Ending balance	72	351
Cash flow hedges (Note 28)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	17	11
Other comprehensive income (loss), before tax	(21)	6
Accumulated other comprehensive income (loss), before tax, ending balance	(4)	17
Unrealized employee future benefits losses (Note 25)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(38)	(20)
Other comprehensive income (loss), before tax	(11)	(18)
Accumulated other comprehensive income (loss), before tax, ending balance	(49)	(38)
Cash flow hedges and unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	6	1
Beginning balance	(15)	(8)
Other comprehensive income (loss), tax recovery (expense)	9	5
Other comprehensive income (loss)	(23)	(7)
Income tax recovery (expense), ending balance	15	6
Ending balance	(38)	(15)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	336	928
Other comprehensive income (loss)	(302)	(592)
Ending balance	$ 34	$ 336